Shareholders' Equity (Details 1)	Jun. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,288,990	8,288,990
Kings Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	700,000	700,000
Bao Li Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,750,000	3,750,000
Oriental VIP Room [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,750,000	3,750,000
Officer and Director [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	88,990	88,990